Fair value of financial assets and liabilities - Text details (Detail) € in Millions	Dec. 31, 2017 EUR (€)
Level 1 of fair value hierarchy [Member]
Disclosure of fair value of financial assets and liabilities [Line items]
Available-for-sale financial assets	€ 49
Combined Lumileds and Automotive Lighting businesses [Member] | Level 3 of fair value hierarchy [Member]
Disclosure of fair value of financial assets and liabilities [Line items]
Available-for-sale financial assets	€ 243
Instantaneous increase in assumed earnings	10.00%
Increase in fair value of the asset when earnings increase by 10%	28.00%
Instantaneous decrease in assumed earnings	(10.00%)
Decrease in fair value of the asset when earnings decrease by 10%	(26.00%)
Instantaneous increase in valuation multiples	10.00%
Increase in fair value of the asset when valuation multiples increase by 10%	18.00%
Instantaneous decrease in valuation multiples	(10.00%)
Decrease in fair value of the asset when valuation multiples decrease by 10%	(17.00%)